UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31*

Date of reporting period: November 30, 2017

*	This Form N-Q pertains to the following series of the Registrant: MFS Global Real Estate Fund. The remaining series of the Registrant have a fiscal year end other than August 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT
November 30, 2017
MFS®  Global Real
Estate Fund

Portfolio of Investments
11/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Real Estate – 95.5%
Advance Residence Investment Corp., REIT	6,388	$ 15,549,155
Alexandria Real Estate Equities, Inc., REIT	136,193	17,304,683
American Homes 4 Rent, “A”, REIT	577,103	12,396,172
Ascendas India Trust, REIT	17,082,800	14,337,531
Atrium European Real Estate Ltd.	2,692,193	13,109,124
AvalonBay Communities, Inc., REIT	103,589	18,783,793
Big Yellow Group PLC, REIT	1,246,632	14,052,356
Boardwalk, REIT	501,779	15,670,020
Brixmor Property Group Inc., REIT	852,063	15,396,778
Derwent London PLC, REIT	447,341	16,806,459
Entra ASA	667,813	9,311,470
Equity Lifestyle Properties, Inc., REIT	167,525	15,129,183
Fortune REIT	6,222,000	7,679,760
Gateway Lifestyle Stapled Security	12,652,855	20,883,501
Gramercy Property Trust, REIT	593,559	16,928,303
Grand City Properties S.A.	568,077	12,982,144
Hang Lung Properties Ltd.	7,834,256	18,488,482
Hibernia PLC, REIT	4,488,021	7,638,866
Japan Logistics Fund, Inc., REIT	5,463	10,078,617
Kenedix Office Investment Corp., REIT	2,122	11,929,051
LEG Immobilien AG	99,289	10,554,538
Life Storage, Inc., REIT	187,025	16,796,715
Link REIT	2,478,905	22,106,584
LondonMetric Property PLC, REIT	4,268,219	10,297,856
Mapletree Logistics Trust, REIT	17,095,593	16,136,714
Medical Properties Trust, Inc., REIT	1,430,529	19,583,942
Mid-America Apartment Communities, Inc., REIT	192,946	19,765,388
Mitsui Fudosan Co. Ltd.	1,042,574	23,659,546
National Storage, REIT	14,269,888	17,861,409
OUTFRONT Media, Inc., REIT	226,960	5,324,482
Public Storage, Inc., REIT	152,931	32,592,655
Ramco-Gershenson Properties Trust, REIT	954,093	13,748,480
Rexford Industrial Realty, Inc., REIT	192,345	6,033,863
Shaftesbury PLC, REIT	789,482	10,596,880
Simon Property Group, Inc., REIT	237,363	38,393,465
STAG Industrial, Inc., REIT	568,920	16,100,436
Starwood Property Trust, Inc., REIT	560,919	12,160,724
Store Capital Corp., REIT	653,521	16,873,912
Sun Communities, Inc., REIT	206,591	19,225,359
Unibail-Rodamco, REIT	118,393	30,290,154
Urban Edge Properties, REIT	452,724	11,567,098
Warehouses De Pauw S.C.A.	65,552	7,115,719
Washington Prime Group, Inc., REIT	2,240,394	15,929,201
Welltower, Inc., REIT	275,235	18,567,353
Weyerhaeuser Co., REIT	246,737	8,729,555
		$ 704,467,476
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT	91,274	$ 13,137,067
Total Common Stocks		$717,604,543
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 1.19% (v)	15,990,941	$ 15,989,342
Other Assets, Less Liabilities – 0.5%		3,950,334
Net Assets – 100.0%		$737,544,219
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,989,342 and $717,604,543, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
11/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$380,468,607	$—	$—	$380,468,607
Japan	—	61,216,370	—	61,216,370
United Kingdom	51,753,552	—	—	51,753,552
Hong Kong	29,786,344	18,488,482	—	48,274,826
Australia	—	38,744,909	—	38,744,909
Singapore	—	30,474,244	—	30,474,244
France	30,290,154	—	—	30,290,154
Germany	23,536,682	—	—	23,536,682
Canada	15,670,020	—	—	15,670,020
Other Countries	37,175,175	—	—	37,175,175
Mutual Funds	15,989,342	—	—	15,989,342
Total	$584,669,880	$148,924,005	$—	$733,593,885
For further information regarding security characteristics, see the Portfolio of Investments.
3

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $148,924,005 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,283,674	75,202,401	(64,495,134)	15,990,941
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(36)	$(1,250)	$—	$47,561	$15,989,342
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2017, are as follows:
United States	54.1%
Japan	8.7%
United Kingdom	7.0%
Hong Kong	6.5%
Australia	5.2%
Singapore	4.1%
France	4.1%
Germany	3.2%
Canada	2.1%
Other Countries	5.0%
4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 16, 2018

*	Print name and title of each signing officer under his or her signature.